Insurance (Liabilities for Guarantees) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	$ 2,396	$ 1,583	$ 1,256
Incurred guaranteed benefits	697	842	352
Paid guaranteed benefits	(17)	(29)	(25)
Balance at December 31,	3,076	2,396	1,583
Ceded [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,447	1,020	830
Incurred guaranteed benefits	450	452	211
Paid guaranteed benefits	(15)	(25)	(21)
Balance at December 31,	1,882	1,447	1,020
Net [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	949	563	426
Incurred guaranteed benefits	247	390	141
Paid guaranteed benefits	(2)	(4)	(4)
Balance at December 31,	1,194	949	563
Variable Annuity [Member] | Guaranteed Minimum Death Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	217	138	79
Incurred guaranteed benefits	155	108	84
Paid guaranteed benefits	(17)	(29)	(25)
Balance at December 31,	355	217	138
Variable Annuity [Member] | Guaranteed Minimum Income Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	811	409	281
Incurred guaranteed benefits	127	402	128
Paid guaranteed benefits	0	0	0
Balance at December 31,	938	811	409
Variable Annuity [Member] | Ceded [Member] | Guaranteed Minimum Death Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	145	114	76
Incurred guaranteed benefits	85	56	59
Paid guaranteed benefits	(15)	(25)	(21)
Balance at December 31,	215	145	114
Variable Annuity [Member] | Ceded [Member] | Guaranteed Minimum Income Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	268	139	97
Incurred guaranteed benefits	31	129	42
Paid guaranteed benefits	0	0	0
Balance at December 31,	299	268	139
Variable Annuity [Member] | Net [Member] | Guaranteed Minimum Death Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	72	24	3
Incurred guaranteed benefits	70	52	25
Paid guaranteed benefits	(2)	(4)	(4)
Balance at December 31,	140	72	24
Variable Annuity [Member] | Net [Member] | Guaranteed Minimum Income Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	543	270	184
Incurred guaranteed benefits	96	273	86
Paid guaranteed benefits	0	0	0
Balance at December 31,	639	543	270
Universal And Variable Life Contracts [Member] | Secondary Guarantees [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,368	1,036	896
Incurred guaranteed benefits	415	332	140
Paid guaranteed benefits	0	0	0
Balance at December 31,	1,783	1,368	1,036
Universal And Variable Life Contracts [Member] | Ceded [Member] | Secondary Guarantees [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,034	767	657
Incurred guaranteed benefits	334	267	110
Paid guaranteed benefits	0	0	0
Balance at December 31,	1,368	1,034	767
Universal And Variable Life Contracts [Member] | Net [Member] | Secondary Guarantees [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	334	269	239
Incurred guaranteed benefits	81	65	30
Paid guaranteed benefits	0	0	0
Balance at December 31,	$ 415	$ 334	$ 269